Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2013	$151,630	$41,184
2014	127,081	35,613
2015	108,779	26,088
2016	90,919	15,358
2017	73,969	6,505
Thereafter	809,344	398
Total	$1,361,722	$125,146